Notes Payable - Schedule of Notes Payable (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Total notes payable	$ 200,000	$ 200,000
OWP Ventures, Inc. [Member]
Total notes payable		200,000
Notes Payable One [Member]
Total notes payable	100,000	100,000
Notes Payable One [Member] | OWP Ventures, Inc. [Member]
Total notes payable		100,000
Notes Payable Two [Member]
Total notes payable	$ 100,000	100,000
Notes Payable Two [Member] | OWP Ventures, Inc. [Member]
Total notes payable		$ 100,000